PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Unfunded Pension - Components of pension benefit cost (Details) - The company - Unfunded Pension	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate	6.50%	7.00%	6.75%
Rate of compensation increases	8.00%	8.00%	8.00%
Minimum
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate	6.25%	7.00%	6.75%
Rate of compensation increases	6.00%	6.00%	6.10%
Maximum
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Rate of compensation increases	8.00%	8.00%	8.00%